Loans And Borrowings - Disclosure of Detailed Information About Borrowings Explanatory (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debenture payable to Industry Canada	$ 22,295,710	$ 19,534,988
Loan payable to related party	1,834,307	2,419,377
Current	12,447,939	3,431,251
Non-current	767,662	9,721,049
Total	13,215,601	13,152,300	[1]
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	9,275,683	10,928,055
Nations Interbanc Facility [Member]
Disclosure of detailed information about borrowings [line items]
Nations Interbanc facility	2,639,143	1,137,360
Debenture Payable To Industry Canada [Member]
Disclosure of detailed information about borrowings [line items]
Debenture payable to Industry Canada	26,412	76,227
Loan Payable To Related Party [Member]
Disclosure of detailed information about borrowings [line items]
Loan payable to related party	335,860	318,428
Oracle Financing [Member]
Disclosure of detailed information about borrowings [line items]
Oracle financing	826,418	427,250
Other Loans And Financing [Member]
Disclosure of detailed information about borrowings [line items]
Other loans and financing	$ 112,085	$ 264,980

[1]	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.